Shareholder Report, Average Annual Return (Details) 199271_Tortoise North American Pipeline Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Tortoise North American Pipeline Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Fund NAV
Average Annual Return, Percent	2.30%	21.08%	11.33%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.00%	15.28%	14.63%
Tortoise North American Pipeline Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Average Annual Return, Percent	2.99%	21.99%	12.02%